Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table presents management’s final purchase price allocation:

(in thousands)	Purchase price allocation
Cash	$843
Accounts receivable	209
Property and equipment	204
Developed technology	10,700
Prepaid and other acquired assets	221
Goodwill	28,495
Total assets	40,672
Accounts payable and accrued expenses	1,300
Deferred revenue	443
Earn-out liability	14,200
Consideration paid	$24,729

The following table presents management’s final purchase price allocation for the Punchh Acquisition:

(in thousands)	Purchase price allocation
Cash	$22,714
Accounts receivable	10,214
Property and equipment	592
Lease right-of-use assets	2,473
Developed technology	84,600
Customer relationships	7,500
Trade name	5,800
Indemnification assets	2,109
Prepaid and other acquired assets	2,764
Goodwill	415,055
Total assets	$553,821
Accounts payable and accrued expenses	15,617
Deferred revenue	10,298
Loan payables	3,508
Lease liabilities	2,787
Indemnification liabilities	2,109
Deferred taxes	11,794
Consideration paid	$507,708

Schedule of Pro Forma Financial Information	The following table summarizes the Company’s unaudited pro forma results of operations:
(in thousands)	Year Ended December 31, 2021
Total revenue	$219,071
Net loss	(88,680)